REAL ESTATE INVESTMENTS, NET - Narrative (Q2) (Details)								3 Months Ended					4 Months Ended	6 Months Ended			12 Months Ended
	Feb. 12, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 07, 2021 USD ($)	Dec. 31, 2020 USD ($) property state lease	Dec. 16, 2020 USD ($)	Aug. 27, 2020 USD ($)	Apr. 01, 2020 USD ($)	Jun. 30, 2021 USD ($) property state	Mar. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($) property state lease	Jun. 30, 2020 USD ($) property	Mar. 31, 2020 USD ($) property	Apr. 30, 2020 USD ($) lease	Jun. 30, 2021 USD ($) property state	Dec. 31, 2020 USD ($) property lease state	Jun. 30, 2020 USD ($) property	Dec. 31, 2020 USD ($) property state lease	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)
Real Estate [Line Items]
Number of real estate properties | property				36				38		36				38	36		36
Number of states in which entity operates | state				14				14		14				14	14		14
Number of impaired real estate properties, vacant | property				2						2		2			2		2
Impairment of real estate investment properties								$ (400,999)		$ 761,100	$ 349,457	$ 9,157,068		$ (400,999)		$ 9,506,525	$ 10,267,625	$ 0
Impairment charge percentage				2.50%						2.50%	0.10%	2.20%			2.50%	0.10%	2.50%
Number of real estate properties acquired | property				0				0		0	0			0	0	0	0
Number of properties disposed | property																0
Disposal group, including discontinued operation, consideration				$ 31,096,403						$ 31,096,403					$ 31,096,403		$ 31,096,403
Proceeds from sale of real estate investments																		0
Weighted-average remaining amortization period														9 years 4 months 24 days			9 years 4 months 24 days
Number of real estate properties identified as held-for-sale | property															9
Number of real estate properties, held-for-sale | property				2				1		2				1	2		2
Number of real estate properties sold															5		5
Number of real estate properties held for investment | lease				2						2					2		2
Real estate investment held for investment				$ 329,456,639				$ 329,093,007		$ 329,456,639				$ 329,093,007	$ 329,456,639		$ 329,456,639	$ 403,535,694
Mortgages | 24 Hour Fitness
Real Estate [Line Items]
Monthly mortgage payment							$ 32,000
Decrease in monthly mortgage payment							$ 8,000
Real Estate Investment | Tenant-in-common
Real Estate [Line Items]
Ownership percentage				72.70%				72.70%		72.70%				72.70%	72.70%		72.70%
Retail
Real Estate [Line Items]
Number of real estate properties | property				11				12		11				12	11		11
Disposal group, including discontinued operation, consideration									$ 13,714,188
Number of real estate properties identified as held-for-sale | property																	8
Number of real estate properties, held-for-sale				4				1		4				1	4		4
Number of real estate properties sold | lease									3						4
Retail | 24 Hour Fitness
Real Estate [Line Items]
Impairment of real estate investment properties											$ 0	$ 5,664,517				$ 5,664,517	$ 5,664,517
Disposal group, including discontinued operation, consideration					$ 9,052,941
Proceeds from sale of real estate investments					$ 1,324,383
Retail | Chevron Gas Station, Roseville property
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration			$ 4,050,000
Proceeds from sale of real estate investments			$ 3,914,909
Retail | EcoThrift
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration		$ 5,375,300
Proceeds from sale of real estate investments		$ 2,684,225
Retail | Chevron Gas Station, San Jose property
Real Estate [Line Items]
Impairment of real estate investment properties																	128,867
Disposal group, including discontinued operation, consideration	$ 4,288,888
Proceeds from sale of real estate investments	$ 4,054,327
Retail | Walgreens Santa Maria and Stockbridge
Real Estate [Line Items]
Aggregate payment of lease incentives													$ 990,000
Number of operating leases with lease incentives | lease													2
Retail | Walgreens
Real Estate [Line Items]
Operating leases extension													10 years
Real estate investment held for investment								$ 5,359,946						$ 5,359,946
Retail | Walgreens Stockbridge
Real Estate [Line Items]
Disposal group, including discontinued operation, consideration				$ 5,538,462		$ 5,538,462				$ 5,538,462					$ 5,538,462		5,538,462
Proceeds from sale of real estate investments						$ 5,296,356
Operating leases extension													10 years
Retail | PreK Education
Real Estate [Line Items]
Aggregate payment of lease incentives								$ 2,000,000
Operating leases extension								8 years						8 years
Real estate investment held for investment				12,295,786						12,295,786					$ 12,295,786		12,295,786
Retail | Harley Davidson
Real Estate [Line Items]
Impairment of real estate investment properties				$ 632,233				$ 400,999									$ 632,233
Real estate held for sale								11,860,000						$ 11,860,000					$ 12,010,919
Retail | Harley Davidson | Scenario, Plan
Real Estate [Line Items]
Proceeds from sale of real estate investments										$ 12,117,500
Real estate investment held for investment								$ 11,779,687						$ 11,779,687
Office
Real Estate [Line Items]
Number of real estate properties | property				14				14		14				14	14		14
Industrial Property
Real Estate [Line Items]
Number of real estate properties | property				11				12		11				12	11		11
Number of real estate properties identified as held-for-sale | property																	1
Number of real estate properties sold | lease															1
Land
Real Estate [Line Items]
Number of real estate properties | property				1						1					1		1